Accounts Receivable, Sales and Allowances - Trade accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	$ (91,797,063)		$ (63,405,691)
Total trade accounts receivable, net	$ 56,423,866	$ 37,637,957
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Invoice payment due period	30 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Invoice payment due period	60 days
Chargebacks
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	$ (38,861,232)	(32,342,377)	(24,311,153)
Commercial rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	(49,231,445)	(39,233,419)	(30,552,734)
Discounts and allowances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	(3,510,242)	(3,484,587)	(3,631,326)
Doubtful accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reserves	(194,144)	(2,080,938)	$ (4,910,478)
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	146,419,682	110,592,198
Royalty accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	238,960	25,712
Other receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	$ 1,562,287	$ 4,161,368